PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	6 Months Ended
Jun. 30, 2026
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of Principal Subsidiaries

As of June 30, 2026, the Company’s subsidiaries are as follows:

			Percentage
			of direct
			or indirect
		Date of	ownership
	Place of	incorporation or	by the
Subsidiaries	incorporation	acquisition	Company	Principal activities
I-Mab Biopharma US Ltd.	United States	February 28, 2018	100%	Research and development of innovative medicines
I-Mab Biopharma Hong Kong Limited (“I-Mab Hong Kong”)	Hong Kong	July 8, 2016	100%	Investment holding
I-Mab Bio-tech (Tianjin) Co., Ltd. (“I-Mab Tianjin”)	People’s Republic of China	July 15, 2017	100%	Research and development of innovative medicines
Visara, Inc.	United States	September 24, 2025	58%	Research and development of innovative ophthalmology medicines
Bridge Health Bio-Tech (Shanghai) Co., Ltd. (“Bridge Health”)	People’s Republic of China	October 28, 2025	100%	Intellectual property holding
NovaBridge Biosciences (Shanghai) Co. Ltd.	People’s Republic of China	March 2, 2026	100%	Peoples Republic of China ("PRC") operations
NovaBridge Oncology	Cayman Islands	March 12, 2026	100%	Investment holding
NovaBridge Oncology (BVI) Limited	British Virgin Islands	March 24, 2026	100%	Investment holding
NovaBridge CV Limited	Cayman Islands	March 26, 2026	100%	Investment holding
OncoArc GmbH	Switzerland	June 9, 2026	100%	Research and development of innovative oncology medicines